Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ 76	$ 29
Prepaid expenses and other current assets	(66)	8
Other financial assets	(10)	2
Payables, accruals and provisions	83	(133)
Deferred revenue	36	19
Other financial liabilities	10	(2)
Income taxes	773	250
Other	(70)	(71)
Total	$ 832	$ 102